Provisions - Additional Information (Detail) $ in Millions	Dec. 31, 2018 ARS ($)
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 139.9
Tax obligations [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	71.5
Labor obligation [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	46.2
Administrative obligations [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 22.2